UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2024 – December 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - December 31, 2024

Polaris Global Value Fund

PGVFX

Fund Overview

This annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$102	0.99%

How did the Fund perform in the last year?

While the fourth quarter faltered slightly, annual results for the MSCI World Index landed in resoundingly positive territory, up 18.67% for the year. A more comprehensive breakout of Index results showed that growth and U.S. stocks prevailed while small-cap, value and non-U.S. companies lagged. This proved out among the large-cap technology and consumer stocks such as Nvidia, Amazon.com and Apple, which drove Index results. And the Index skewed heavily toward U.S. stocks (at nearly 74%), while the more diversified Polaris Global Value Fund held only 42% of U.S. stocks. That diversity extended throughout the portfolio, with more small/mid-cap names and markedly more value plays than the Index, resulting in underperformance for the year, with the Polaris Global Value Fund returning 5.34%.

At the sector level, the Fund had double-digit gains from financials, consumer staples and utilities sectors, partially offset by negative results in two sectors: information technology and consumer discretionary. From a country perspective, the U.S. contributed most to the Fund's gains, but a significant underweight limited impact. Holdings in Germany, Ireland, Singapore and a handful of out-of-benchmark countries posted double-digit gains. Detractors were notable in countries suffering geopolitical turmoil, including France, South Korea and Canada.

Top Contributors

Top Detractors

  Allison Transmission Holdings, Inc.

  Williams Cos., Inc.

  United Therapeutics Corp.

  SLM Corp.

  JPMorgan Chase & Co.

  Samsung Electronics Co., Ltd.

  Teleperformance SE

  CVS Health Corp.

  Magna International, Inc.

  OpenText Corp.

Total Return Based on a $10,000 Investment

Date	Polaris Global Value Fund	MSCI World Index
12/31/14	$10,000	$10,000
03/31/15	$10,517	$10,231
06/30/15	$10,607	$10,263
09/30/15	$9,673	$9,396
12/31/15	$10,155	$9,913
03/31/16	$10,227	$9,878
06/30/16	$9,891	$9,978
09/30/16	$10,798	$10,463
12/31/16	$11,340	$10,657
03/31/17	$11,880	$11,337
06/30/17	$12,497	$11,793
09/30/17	$12,964	$12,364
12/31/17	$13,676	$13,045
03/31/18	$13,336	$12,878
06/30/18	$13,513	$13,101
09/30/18	$13,745	$13,753
12/31/18	$11,945	$11,908
03/31/19	$13,185	$13,394
06/30/19	$13,604	$13,930
09/30/19	$13,445	$14,005
12/31/19	$14,668	$15,203
03/31/20	$10,012	$12,003
06/30/20	$11,880	$14,326
09/30/20	$12,398	$15,462
12/31/20	$15,644	$17,621
03/31/21	$17,347	$18,488
06/30/21	$17,815	$19,920
09/30/21	$17,627	$19,919
12/31/21	$18,052	$21,465
03/31/22	$17,218	$20,359
06/30/22	$14,991	$17,064
09/30/22	$13,603	$16,008
12/31/22	$15,883	$17,571
03/31/23	$16,329	$18,930
06/30/23	$16,607	$20,222
09/30/23	$16,237	$19,522
12/31/23	$18,229	$21,751
03/31/24	$19,307	$23,683
06/30/24	$19,119	$24,306
09/30/24	$20,397	$25,853
12/31/24	$19,202	$25,812

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Polaris Global Value Fund	5.34%	5.53%	6.74%
MSCI World Index	18.67%	11.17%	9.95%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$408,925,326
# of Portfolio Holdings	97
Portfolio Turnover Rate	17%
Investment Advisory Fees (Net of fees waived)	$3,359,527

Top Ten Holdings

(% total investments)*

Allison Transmission Holdings, Inc.	2.14%
Smurfit WestRock PLC	1.68%
United Therapeutics Corp.	1.59%
Capital One Financial Corp.	1.59%
Cullen/Frost Bankers, Inc.	1.57%
JPMorgan Chase & Co.	1.57%
Northern Trust Corp.	1.56%
SLM Corp.	1.56%
Methanex Corp.	1.55%
The Carlyle Group, Inc.	1.51%

* excluding cash equivalents

Country Weightings

(% total investments)*

Value	Value
United States	42.1%
Japan	8.4%
France	7.1%
South Korea	6.1%
Germany	5.9%
Canada	5.4%
United Kingdom	4.6%
Switzerland	3.7%
Norway	3.5%
Ireland	3.3%
Sweden	2.1%
Netherlands	1.4%
Puerto Rico	1.4%
Italy	1.3%
Singapore	1.3%
Taiwan	0.9%
China	0.6%
Chile	0.5%
Colombia	0.4%
Russia	0.0%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Financials	27.8%
Industrials	13.2%
Consumer Discretionary	13.1%
Health Care	11.3%
Materials	8.0%
Information Technology	7.1%
Consumer Staples	5.9%
Communication Services	5.5%
Energy	5.2%
Utilities	1.5%
Real Estate	1.4%

* excluding cash equivalents

Additional information is available by scanning the QR code or at https://polarisfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - December 31, 2024

225A-PGVFX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $19,900 in 2024 and $18,700 in 2023.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2023.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,600 in 2024 and $3,500 in 2023. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2023.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Annual Financials and Other Information
DECEMBER 31, 2024

Table of Contents
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Report of Independent Registered Public Accounting Firm 15
Important Tax Information (Unaudited) 16
Other Information (Unaudited) 17

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.2%
Canada - 5.4%
48,707 Canadian Tire Corp., Ltd., Class A $ 5,123,985
436,400 Lundin Mining Corp. 3,755,447
81,219 Magna International, Inc. 3,394,649
125,937 Methanex Corp. 6,293,127
119,900 OpenText Corp. 3,393,184
21,960,392
Chile - 0.5%
132,350,500 Latam Airlines Group SA 1,827,176
China - 0.6%
177,300 Vipshop Holdings, Ltd., ADR 2,388,231
Colombia - 0.4%
22,200 Tecnoglass, Inc. 1,760,904
France - 7.0%
153,100 Cie Generale des Etablissements
Michelin SCA 5,043,117
39,907 IPSOS SA 1,898,225
56,776 Publicis Groupe SA 6,057,575
45,600 Sanofi SA 4,427,785
35,091 Teleperformance SE 3,021,329
77,200 TotalEnergies SE 4,267,871
39,553 Vinci SA 4,086,444
28,802,346
Germany - 5.8%
135,400 Daimler Truck Holding AG 5,168,362
189,548 Deutsche Telekom AG 5,672,356
138,941 flatexDEGIRO AG 2,126,448
19,700 Hannover Rueck SE 4,926,066
11,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,852,924
23,746,156
Ireland - 3.3%
1,036,300 Greencore Group PLC
(a)
2,514,252
33,900 Jazz Pharmaceuticals PLC
(a)
4,174,785
126,652 Smurfit WestRock PLC 6,821,477
13,510,514
Italy - 1.3%
300,400 Eni SpA 4,073,206
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,247,573
5,320,779
Japan - 8.4%
355,100 Daicel Corp. 3,174,223
119,000 ITOCHU Corp. 5,923,340
145,100 KDDI Corp. 4,649,618
61,500 Macnica Holdings, Inc. 721,334
Shares Security Description Value
Japan - 8.4% (continued)
283,700 Marubeni Corp. $ 4,313,783
221,400 ORIX Corp. 4,795,394
285,500 Sony Group Corp. 6,112,997
172,200 Takeda Pharmaceutical Co., Ltd. 4,575,730
34,266,419
Netherlands - 1.4%
177,200 Koninklijke Ahold Delhaize NV 5,780,071
Norway - 3.4%
211,196 DNB Bank ASA 4,209,671
329,537 SpareBank 1 Sor-Norge ASA 4,243,910
158,654 Sparebanken Vest 1,974,917
135,700 Yara International ASA 3,585,797
14,014,295
Puerto Rico - 1.4%
61,300 Popular, Inc. 5,765,878
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
277
Singapore - 1.3%
195,650 United Overseas Bank, Ltd. 5,204,822
South Korea - 6.0%
26,700 F&F Co., Ltd./New
(a)
984,825
61,100 Kia Corp. 4,179,445
70,500 LG Electronics, Inc. 3,998,743
133,758 Samsung Electronics Co., Ltd. 4,833,696
166,800 Shinhan Financial Group Co., Ltd. 5,398,920
44,500 SK Hynix, Inc. 5,256,632
24,652,261
Sweden - 2.1%
119,300 Duni AB, Class A 1,016,824
100,203 Loomis AB 3,046,705
240,300 SKF AB, Class B 4,508,944
8,572,473
Switzerland - 3.6%
2,953 Barry Callebaut AG 3,917,593
20,544 Chubb, Ltd. 5,676,307
49,400 Novartis AG 4,828,142
10,840 Sandoz Group AG 443,968
14,866,010
Taiwan - 0.9%
1,090,000 Chailease Holding Co., Ltd. 3,756,958
United Kingdom - 4.6%
296,611 Inchcape PLC 2,857,363
12,913 Linde PLC 5,406,286
238,712 Mondi PLC 3,562,214
45,528 Next PLC 5,413,527

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
United Kingdom - 4.6% (continued)
85,600 Nomad Foods, Ltd. $ 1,436,368
18,675,758
United States - 41.8%
30,451 AbbVie, Inc. 5,411,143
80,500 Allison Transmission Holdings, Inc. 8,698,830
35,000 Arrow Electronics, Inc.
(a)
3,959,200
36,100 Capital One Financial Corp. 6,437,352
44,776 Crocs, Inc.
(a)
4,904,315
47,400 Cullen/Frost Bankers, Inc. 6,363,450
55,600 CVS Health Corp. 2,495,884
62,335 Dime Community Bancshares, Inc. 1,915,866
70,375 Eastern Bankshares, Inc. 1,213,969
11,100 Elevance Health, Inc. 4,094,790
114,600 Gaming and Leisure Properties, Inc.
REIT 5,519,136
21,067 General Dynamics Corp. 5,550,944
63,000 Gilead Sciences, Inc. 5,819,310
42,200 Ingredion, Inc. 5,805,032
94,563 International Bancshares Corp. 5,972,599
26,500 JPMorgan Chase & Co. 6,352,315
105,000 LKQ Corp. 3,858,750
25,800 M&T Bank Corp. 4,850,658
33,282 Marathon Petroleum Corp. 4,642,839
14,100 Microsoft Corp. 5,943,150
44,900 MKS Instruments, Inc. 4,687,111
84,576 NextEra Energy, Inc. 6,063,253
61,800 Northern Trust Corp. 6,334,500
205,000 NOV, Inc. 2,993,000
46,600 Premier Financial Corp. 1,191,562
351,529 Sally Beauty Holdings, Inc.
(a)
3,673,478
38,100 Science Applications International
Corp. 4,258,818
228,700 SLM Corp. 6,307,546
121,300 The Carlyle Group, Inc. 6,124,437
143,700 The Interpublic Group of Cos., Inc. 4,026,474
81,200 Tyson Foods, Inc., Class A 4,664,128
18,300 United Therapeutics Corp.
(a)
6,456,972
6,368 UnitedHealth Group, Inc. 3,221,317
106,738 Webster Financial Corp. 5,894,072
92,400 Williams Cos., Inc. 5,000,688
170,706,888
Total Common Stock (Cost $308,378,976) 405,578,608
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 $ 11,252
Shares Security Description Value
Money Market Fund - 0.8%
3,521,139 Northern Institutional
Treasury Portfolio
Premier Shares, 4.26%
(c)
(Cost $3,521,139) 3,521,139
Investments, at value - 100.0% (Cost $312,901,426) $ 409,110,999
Other Assets & Liabilities, Net - 0.0% (185,673)
Net Assets - 100.0% $ 408,925,326
ADR American Depositary Receipt
PJSC Public Joint Stock Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $277 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2024.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

See Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 21,960,392 $ – $ – $ 21,960,392
Chile 1,827,176 – – 1,827,176
China 2,388,231 – – 2,388,231
Colombia 1,760,904 – – 1,760,904
France 28,802,346 – – 28,802,346
Germany 23,746,156 – – 23,746,156
Ireland 13,510,514 – – 13,510,514
Italy 5,320,779 – – 5,320,779
Japan 34,266,419 – – 34,266,419
Netherlands 5,780,071 – – 5,780,071
Norway 14,014,295 – – 14,014,295
Puerto Rico 5,765,878 – – 5,765,878
Russia – – 277 277
Singapore 5,204,822 – – 5,204,822
South Korea 24,652,261 – – 24,652,261
Sweden 8,572,473 – – 8,572,473
Switzerland 14,866,010 – – 14,866,010
Taiwan 3,756,958 – – 3,756,958
United Kingdom 18,675,758 – – 18,675,758
United States 170,706,888 – – 170,706,888
Warrants 11,252 – – 11,252
Money Market Fund 3,521,139 – – 3,521,139
Investments at Value $ 409,110,722 $ – $ 277 $ 409,110,999
Common Stock
Balance as of 12/31/23 $ 353
Change in Unrealized Appreciation/(Depreciation) (76)
Balance as of 12/31/24
$ 277
Net change in unrealized depreciation from
investments held as of 12/31/24 $ (76)
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 5.5%
Consumer Discretionary 12.9%
Consumer Staples 5.9%
Energy 5.1%
Financials 27.6%
Health Care 11.2%
Industrials 13.1%
Information Technology 7.0%
Materials 8.0%
Real Estate 1.3%
Utilities 1.5%
Warrants 0.0%
Money Market Fund 0.9%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $312,901,426) $ 409,110,999
Cash 76,967
Receivables:
Fund shares sold 111,446
Dividends 885,624
Prepaid expenses 13,759
Total Assets
410,198,795
LIABILITIES
Payables:
Fund shares redeemed 495,524
Distributions payable 387,549
Accrued Liabilities:
Investment adviser fees 268,524
Fund services fees 38,850
Other expenses 83,022
Total Liabilities
1,273,469
NET ASSETS
$ 408,925,326
COMPONENTS OF NET ASSETS
Paid-in capital $ 307,743,550
Distributable Earnings 101,181,776
NET ASSETS
$ 408,925,326
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 13,235,498
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 30.90

Polaris Global Value Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $883,978) $ 11,700,819
Total Investment Income
11,700,819
EXPENSES
Investment adviser fees 4,276,530
Fund services fees 516,978
Custodian fees 66,536
Registration fees 25,127
Professional fees 82,521
Trustees' fees and expenses 21,481
Other expenses 214,083
Total Expenses 5,203,256
Fees waived
(969,503)
Net Expenses
4,233,753
NET INVESTMENT INCOME
7,467,066
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
21,657,614
Foreign currency transactions
(85,291)
Written options
18,735
Net realized gain
21,591,058
Net change in unrealized appreciation (depreciation) on:
Investments
(6,736,636)
Foreign currency translations
(44,472)
Net change in unrealized appreciation (depreciation)
(6,781,108)
NET REALIZED AND UNREALIZED GAIN
14,809,950
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 22,277,016

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Years Ended December 31,
2024 2023
OPERATIONS
Net investment income $ 7,467,066 $ 6,797,237
Net realized gain 21,591,058 8,747,877
Net change in unrealized appreciation (depreciation) (6,781,108) 39,074,455
Increase in Net Assets Resulting from Operations
22,277,016 54,619,569
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(22,341,484) (6,875,779)
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,938,144 8,920,743
Reinvestment of distributions 21,266,750 6,534,905
Redemption of shares
(31,887,789) (39,617,690)
Redemption fees
16,099 4,775
Decrease in Net Assets from Capital Share Transactions
(6,666,796) (24,157,267)
Increase (Decrease) in Net Assets
(6,731,264) 23,586,523
NET ASSETS
Beginning of Year
415,656,590 392,070,067
End of Year
$ 408,925,326 $ 415,656,590
SHARE TRANSACTIONS
Sale of shares 120,830 314,141
Reinvestment of distributions 662,798 211,144
Redemption of shares
(979,567) (1,392,511)
Decrease in Shares
(195,939) (867,226)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of Year
$ 30.95 $ 27.42 $ 32.26 $ 29.12 $ 27.72
INVESTMENT OPERATIONS
Net investment income (a) 0.57 0.49 0.50 0.48 0.32
Net realized and unrealized gain (loss)
1.12 3.56 (4.37) 3.97 1.53
Total from Investment Operations
1.69 4.05 (3.87) 4.45 1.85
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.61) (0.52) (0.43) (0.50) (0.34)
Net realized gain
(1.13) – (0.54) (0.81) (0.11)
Total Distributions to Shareholders
(1.74) (0.52) (0.97) (1.31) (0.45)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 30.90 $ 30.95 $ 27.42 $ 32.26 $ 29.12
TOTAL RETURN
5.34% 14.77% (12.01)% 15.36% 6.68%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 408,925 $ 415,657 $ 392,070 $ 492,795 $ 450,739
Ratios to Average Net Assets:
Net investment income 1.75% 1.72% 1.74% 1.47% 1.34%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.22% 1.22% 1.23% 1.21% 1.24%
PORTFOLIO TURNOVER RATE 17% 14% 19% 19% 57%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.
The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a
NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2024, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of December 31, 2024, if any, are disclosed in the Fund’s
Schedule of Investments.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of December 31, 2024, if any, are disclosed in the Fund’s
Schedule of Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. Effective January 1, 2025, each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman), and the Audit Committee Chairman receives an additional $5,000 annually.
The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the
Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
to 0.99%, through at least April 30, 2025 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended December 31,
2024, fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i)
the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of
December 31, 2024, $2,722,256 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Investment Adviser Fees Waived Other Waivers Total Fees Waived
$ 917,003 $ 52,500 $ 969,503

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2024, were $72,388,736 and $94,920,756, respectively.
Note 6. Summary of Derivative Activity
The Fund’s use of derivatives during the year ended December 31, 2024, was limited to written options.
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for the year ended
December 31, 2024, for any derivative type that was held during the year is as follows:
Realized and unrealized gains and losses on derivative contracts during the year ended December 31, 2024, by the Fund are recorded in the following locations on the Statement of Operations:
Note 7. Federal Income Tax
As of December 31, 2024, the cost of investments for federal income tax purposes is $313,674,701 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2024, distributable earnings on a tax basis were as follows:
Written Options $ (348,700)
Location: Equity Contracts
Net realized gain (loss) on:
Written options $ 18,735
Total net realized gain (loss) $ 18,735
Gross Unrealized Appreciation
$ 128,602,308
Gross Unrealized Depreciation
(33,166,010)
Net Unrealized Appreciation
$ 95,436,298
2024 2023
Ordinary Income $ 7,941,040 $ 6,875,779
Long-Term Capital Gain 14,400,444 –
$ 22,341,484 $ 6,875,779

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to real estate investment trusts, passive foreign investment company transactions, wash sales, and return of capital on equity securities.
During the year ended December 31, 2024, the Fund utilized $1,726,731 of capital loss carryforwards to offset capital gains.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Undistributed Ordinary Income
$ 60,142
Undistributed Long-Term Gain
5,744,219
Net Unrealized Appreciation
95,436,298
Other Temporary Differences
(58,883)
Total
$ 101,181,776

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Polaris Global Value Fund and
the Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Polaris
Global Value Fund (the “Fund”), a series of Forum Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 24, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 18, 2025

Polaris Global Value Fund
IMPORTANT TAX INFORMATION (Unaudited)
DECEMBER 31, 2024
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 43.21 % of its income dividend distributed as qualifying for the corporate dividends-received deduction and
100.00 % for the qualified dividend rate as defined in Section 1(h)(11) of the Code. Pursuant to Section 852(b)(3) of the
Internal Revenue Code, the Fund designated $14,400,444 as long-term capital gain dividends.

Polaris Global Value Fund
OTHER INFORMATION (Unaudited)
DECEMBER 31, 2024
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
N/A

Annual Financials and
Other Information
DECEMBER 31, 2024
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-ANR-1224

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 12, 2025